Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	May 25, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Other comprehensive loss		¥ 7,373,437			¥ 54,970,351						$ 1,058,702
Equity amount					1							$ 1.2231
Accounts income				$ 1.1643			$ 1.2048	¥ 1		$ 1.1245
Convenience translation description		Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1436, representing the mid-point reference rate set by Peoples’ Bank of China on December 30, 2022, the last business day for the year ended December 31, 2022	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1436, representing the mid-point reference rate set by Peoples’ Bank of China on December 30, 2022, the last business day for the year ended December 31, 2022	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1436, representing the mid-point reference rate set by Peoples’ Bank of China on December 30, 2022, the last business day for the year ended December 31, 2022
Net received (in Dollars)	$ 2,006,000
Escrow deposit (in Dollars)	$ 1,000,000
Accounts receivable		¥ 117,080,588			¥ 111,639,312						16,810,813
Inventory (in Dollars)											0			$ 8,100,000
Third party					3.85%	3.85%	3.85%
Other receivable		¥ 1,180			¥ 326,268						$ 169
Residual value percentage		5.00%									5.00%	5.00%
Estimated useful lives description		The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.	The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.	The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.
Impairment of long-lived assets		¥ 13,713,235	$ 1,968,991			$ 4,308,822			$ 0
Advertising costs		¥ 47,170			1,800	$ 6,773		97,820
VAT Percentage		6.00%	6.00%	6.00%
Recognized tax benefit		50.00%									50.00%	50.00%
Right of use asset | ¥		¥ 1,600,000			¥ 1,800,000
Incremental borrowing rate					7.00%	7.00%	7.00%
Restricted cash		¥ 2,939,923			¥ 2,683,929			1,123,211			$ 422,124
Noncontrolling interests, description					Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of interest of VIYI as of December 31, 2021.	Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of interest of VIYI as of December 31, 2021.	Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of interest of VIYI as of December 31, 2021.
Noncontrolling interests subscriptions receivable								(88,671,062)	(12,731,680)
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts income | ¥								8,956,366
Bear interest percentage		0.00%	0.00%	0.00%
Investments		20.00%									20.00%	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts income | ¥								¥ 478,653,124
Bear interest percentage		3.85%	3.85%	3.85%
Investments		50.00%									50.00%	50.00%
CHINA
Summary of Significant Accounting Policies (Details) [Line Items]
VAT Percentage		13.00%	13.00%	13.00%
SINGAPORE
Summary of Significant Accounting Policies (Details) [Line Items]
GST rate		7.00%	7.00%	7.00%
VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate					47.00%									47.00%
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate		45.00%						100.00%			45.00%	45.00%			100.00%
ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate		34.10%									34.10%	34.10%	19.00%
Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest percentage		20.00%									20.00%	20.00%
WiMi Cayman [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity amount | ¥					¥ 1
Accounts income								¥ 1	$ 0.145
Skystar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity amount											$ 0.1568
Accounts income						$ 0.155
Fe-da Electronics [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity amount											$ 0.1436
Accounts income						$ 0.1487
ICinit [Member] | VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate					27.00%									27.00%
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity amount												$ 1.1194
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable | ¥		¥ 172,528